Segment Information - Schedule of Segment Profit or Loss used by the CODM, Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Information [Line Items]
Revenues	$ 1,164	$ 314
Cost of revenues	1,297	797
Gross Margin ($)	(133)	(483)
Operating Expenses:
Research and development, net	15,112	17,909
Sales and marketing	2,307	2,678
General and administrative	3,626	3,771
Total operating expenses	21,045	24,358
Operating loss	(21,178)	(24,841)
Financial income, net	(2,662)	(865)
Net loss	(18,516)	(23,976)
Add:
Financial income, net	(2,662)	(865)
Depreciation	243	267
Share-based compensation	2,222	5,573
CODM Adjusted EBITDA [Member]
Segment Information [Line Items]
Revenues	(1,164)	(314)
Cost of revenues	1,297	797
Gross Margin ($)	(133)	(483)
Operating Expenses:
Research and development, net	13,421	14,046
Sales and marketing	2,116	1,723
General and administrative	3,227	2,744
Total operating expenses	18,764	18,513
Stock-based compensation	2,281	5,845
Operating loss	(21,178)	(24,841)
Financial income, net	(2,662)	(865)
Net loss	(18,516)	(23,976)
Adjusted EBITDA	(18,622)	(18,637)
GAAP net loss attributable to ordinary shareholders	(18,516)	(23,976)
Add:
Financial income, net	(2,662)	(865)
Depreciation	243	267
Share-based compensation	2,222	5,573
Warrants to service providers	91	364
Adjusted EBITDA	$ (18,622)	$ (18,637)